Land Use Rights, Net (Details) - Schedule of Estimated Future Amortization Expense for Land Use Rights - Land Use Rights [Member]	Mar. 31, 2024 USD ($)
Land Use Rights, Net (Details) - Schedule of Estimated Future Amortization Expense for Land Use Rights [Line Items]
2025	$ 89,828
2026	89,828
2027	89,828
2028	89,828
2029	89,828
Thereafter	1,003,075
Total	$ 1,452,215